Subsequent Events (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2021 shares $ / shares	Feb. 28, 2021 CAD ($) $ / shares shares	Jan. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Options granted				3,830,306	1,921,424
Expired				1,195,664	545,000
Weighted average exercise price | $ / shares				$ 0.97	$ 1.72
Gross proceeds from public offering | $				$ 38,353,487	$ 21,045,000
Restricted share units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share issued				292,740
Per share price | $ / shares				$ 0.91
Certain officers, directors, employees and consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted			5,470,085
Weighted average exercise price | $ / shares			$ 0.868
Option exercisable period			5 years
Option vesting period			vesting one-third every year
Certain officers and directors [Member] | Restricted share units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted			2,515,876
Former Officer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Termination benefits | $			$ 782,000
Public Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share issued		39,215,000
Per share price | $ / shares		$ 0.88
Gross proceeds from public offering | $		$ 34,509,200
Officer and Employee [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted	560,000
Expired	50,000
Exercise price | $ / shares	$ 0.794
Option exercisable period	5 years
Option vesting period	vesting one-third every year
Officer and Employee [Member] | Restricted share units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted	100,000
Option vesting period	vesting one-third every year